Average Annual Total Returns{- Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund} - 10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Retail PRO-06 - Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	IXY2H Past 1 year	IXY2H Past 5 years	IXY2H Past 10 years
Total	21.95%	7.51%	5.23%	21.00%	7.27%	5.08%	14.23%	6.19%	4.48%	15.69%	3.04%	1.15%